Restricted Stock Units ('RSUs') Awards (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Stock Units ('RSUs') Awards [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of RSUs
The table below summarizes the key conditions of the awards outstanding as at December 31, 2023:

Plan	Grant date	Vesting commencement date	Fair value at grant date (USD)	Total RSUs Awarded	Terminated RSUs	Vested RSUs
RSU EIP 2021	May 31, 2022	December 31, 2022	7.00	6,704,500	(883,979)	(4,001,455)
RSU Executive Plan 2022	November 16, 2022	January 31, 2023	3.63	781,620	(113,721)	(263,789)
RSU EIP 2022	December 1, 2022	January 31, 2023	3.10	889,620	(71,482)	(294,582)
RSU EIP 2023 February	February 1, 2023	February 28, 2023	3.41	20,375	(4,749)	(1,586)
RSU EIP 2023 March	March 1, 2023	March 31, 2023	3.81	705,267	(33,934)	(235,089)
RSU EIP 2023 June	June 21, 2023	July 31, 2023	3.95	16,710	—	(16,710)
RSU EIP 2023 August	August 10, 2023	August 31, 2023	3.99	24,327	—	(8,109)
RSU EIP 2023 October (a)	October 1, 2023	December 31, 2023	3.65	12,960	—	(4,320)
RSU EIP 2023 October (b)	October 1, 2023	July 31, 2024	3.65	240,000	—	—
RSU EIP 2023 December	December 1, 2023	December 31, 2023	3.06	1,791,921	—	(107,112)
				11,187,300	(1,107,865)	(4,932,752)